Segmental information - Geographical analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Sales	$ 14,866	$ 15,176
United States
Disclosure of geographical areas [line items]
Sales	3,876	4,171
India
Disclosure of geographical areas [line items]
Sales	1,731	1,744
Great Britain
Disclosure of geographical areas [line items]
Sales	1,705	1,622
Rest of World
Disclosure of geographical areas [line items]
Sales	$ 7,554	$ 7,639